Share-Based Compensation - Restricted Stock Awards Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Oct. 31, 2024	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of stock options granted (in dollars per share)			$ 4.86	$ 6.87
RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			4 years	4 years
Weighted average grant-date fair value of stock options granted (in dollars per share)	$ 1.38			$ 9.55
Fair value of shares vested				$ 0.1
Granted (in shares)		296,104	296,104	20,164
Granted (in dollars per share)		$ 1.38	$ 1.38	$ 9.55
RSAs | Consultant Providing Regulatory And Strategic Services
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		19,740
RSAs | Consultant Providing Executive Services
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		197,404